Long-term Investments (Detail Textuals)		1 Months Ended					12 Months Ended
		Oct. 31, 2018 shares	Apr. 24, 2018 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) shares	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) Unrelatedparty shares		Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Non marketable equity investment							$ 9,500,000		$ 6,600,000
Equity method investment							17,000,000		400,000
Common stock issuance (GTD)							10,000,000
Long-term investments							$ 26,408,609		6,975,511	[1]
Capital decrease in long term investment	[2]								$ 35,612
Common Stock
Debt Instrument [Line Items]
Purchase of shares | shares							5,494,505
Common stock issuance (GTD)							$ 5,494
Common stock issuance for acquisition (DBOT) (in shares) | shares							2,267,869
DBOT
Debt Instrument [Line Items]
Purchase of shares | shares				187,970
Long-term investments				$ 250,000
Common stock issuance for acquisition (DBOT) (in shares) | shares		2,267,869
Increase in percentage of additional common stock share acquire		28.00%
DBOT | Maximum
Debt Instrument [Line Items]
Percentage of equity ownership				4.00%
Shandong Lushi Media Co., Ltd (Shandong Media)
Debt Instrument [Line Items]
Percentage of equity ownership							30.00%		30.00%
Seasail Ventures Limited [Member]
Debt Instrument [Line Items]
Percentage of equity ownership			40.00%
BDCG
Debt Instrument [Line Items]
Percentage of equity ownership			20.00%				60.00%
Number of unrelated party | Unrelatedparty							2
Total cash consideration paid			$ 9,800,000
Cash paid to acquire entity			2,000,000
Value of capital stock issued			$ 7,800,000
Number of common stock issued | shares			3,000,000
Share price of capital stock issued | $ / shares			$ 2.60
Wecast Internet Limited ("Wecast Internet")
Debt Instrument [Line Items]
Percentage of equity ownership					50.00%	50.00%
Capital decrease in long term investment					$ 149,750	¥ 1,000,000	$ 0	[3]
Hua Cheng
Debt Instrument [Line Items]
Percentage of equity ownership							39.00%		39.00%
Capital decrease in long term investment	[4]						$ 0
Shandong Media
Debt Instrument [Line Items]
Capital decrease in long term investment							$ 16,776,346

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited ("Guang Ming"). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")
[2]	The above consolidated statements of cash flows includes Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")
[3]	Wecast Internet Starting from October 2016, we have 50% interest in Wecast Internet Limited ("Wecast Internet") and initial investment was invested RMB 1,000,000 (approximately $149,750). Wecast Internet is in the process of liquidation and the remaining carrying value is immaterial.
[4]	Hua Cheng Hu Dong (Beijing) Film and Television Communication Co., Ltd.("Hua Cheng") As of the years ended December 31, 2018 and 2017, the Company held 39% equity ownership in Hua Cheng, a company established to provide integrated value-added service solutions for the delivery of VOD and enhanced content for cable providers.